NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Income Taxes (Policies)	Dec. 31, 2022
Policies
Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized. For the period ending December 31, 2021 and December 31, 2022, the Company did not have any amounts recorded pertaining to uncertain tax positions.

The following is accounting our operating loss carry-forward since our inception:

NOL Carryforward:	Year Total	Balance
2014	$(19,500)	$(19,500)
2015	(730,872)	(750,372)
2016	(3,370,935)	(4,121,307)
2017	(3,562,075)	(7,683,382)
2018	(3,329,517)	(11,012,899)
2019	632,776	(10,380,123)
2020	(2,576,375)	(12,956,498)
2021	(1,987,122)	(14,943,620)
2022	(983,122)	(15,926,742)
Total of NOL Carryforward		(15,926,742)